Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	23 Months Ended	44 Months Ended	52 Months Ended	60 Months Ended	93 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000248247
Average Annual Return [Line Items]
Average Annual Return, Percent		5.61%	6.49%
Without Sales Load [Member] | C000146994
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%				3.69%			3.27%
Without Sales Load [Member] | C000146996
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%				3.92%			3.47%
Without Sales Load [Member] | C000248242
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%	4.31%
Without Sales Load [Member] | C000032185
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%				1.90%			2.75%
Without Sales Load [Member] | C000032175
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%				2.93%			1.93%
Without Sales Load [Member] | C000080936
Average Annual Return [Line Items]
Average Annual Return, Percent		6.29%				0.24%			2.06%
Without Sales Load [Member] | C000032186
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%				0.44%			2.29%
Without Sales Load [Member] | C000198612
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%				0.39%	2.05%
Without Sales Load [Member] | C000248244
Average Annual Return [Line Items]
Average Annual Return, Percent		6.56%	7.93%
Without Sales Load [Member] | C000075033
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%				0.72%			3.38%
Without Sales Load [Member] | C000236137
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%		1.65%
Without Sales Load [Member] | C000080937
Average Annual Return [Line Items]
Average Annual Return, Percent		13.49%				3.35%			4.29%
Without Sales Load [Member] | C000032187
Average Annual Return [Line Items]
Average Annual Return, Percent		13.83%				3.60%			4.55%
Without Sales Load [Member] | C000115587
Average Annual Return [Line Items]
Average Annual Return, Percent		13.89%				3.64%			4.60%
Without Sales Load [Member] | C000131551
Average Annual Return [Line Items]
Average Annual Return, Percent		7.28%				3.18%			4.36%
Without Sales Load [Member] | C000136209
Average Annual Return [Line Items]
Average Annual Return, Percent		7.37%				3.28%			4.45%
Without Sales Load [Member] | C000104641
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%				2.73%			2.94%
Without Sales Load [Member] | C000236138
Average Annual Return [Line Items]
Average Annual Return, Percent		14.16%		4.35%
Without Sales Load [Member] | C000110231
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%				11.50%			9.11%
Without Sales Load [Member] | C000032191
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%				11.78%			9.38%
Without Sales Load [Member] | C000146917
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%				11.88%			9.49%
Without Sales Load [Member] | C000248245
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%	8.00%
Without Sales Load [Member] | C000131550
Average Annual Return [Line Items]
Average Annual Return, Percent		6.64%				6.90%			4.94%
Without Sales Load [Member] | C000136207
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%				7.03%			5.05%
Without Sales Load [Member] | C000032188
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%				0.71%			2.33%
Without Sales Load [Member] | C000228771
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%			0.70%
Without Sales Load [Member] | C000032189
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%				2.60%			2.39%
Without Sales Load [Member] | C000032190
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%				(0.55%)			0.98%
Without Sales Load [Member] | C000248243
Average Annual Return [Line Items]
Average Annual Return, Percent		7.43%	9.86%
Without Sales Load [Member] | C000032192
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%				6.18%			5.93%
Without Sales Load [Member] | C000236136
Average Annual Return [Line Items]
Average Annual Return, Percent		7.87%		6.12%
Without Sales Load [Member] | C000246929
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%	5.09%
Without Sales Load [Member] | C000032176
Average Annual Return [Line Items]
Average Annual Return, Percent		5.16%				3.55%			2.72%
Without Sales Load [Member] | C000228770
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%			3.97%
Without Sales Load [Member] | C000248241
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%	5.45%
Without Sales Load [Member] | C000032180
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%				2.47%			2.32%
Without Sales Load [Member] | C000236135
Average Annual Return [Line Items]
Average Annual Return, Percent		5.44%		3.57%
Without Sales Load [Member] | C000069457
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%				4.14%			3.13%
Without Sales Load [Member] | C000172680
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%				4.56%		3.76%
Without Sales Load [Member] | C000077412
Average Annual Return [Line Items]
Average Annual Return, Percent		6.05%				3.90%			2.87%
Without Sales Load [Member] | C000065580
Average Annual Return [Line Items]
Average Annual Return, Percent		6.65%				4.42%			3.39%
Without Sales Load [Member] | C000248246
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%	6.84%
Without Sales Load [Member] | C000140807
Average Annual Return [Line Items]
Average Annual Return, Percent		6.39%				3.21%			3.44%
Without Sales Load [Member] | C000140808
Average Annual Return [Line Items]
Average Annual Return, Percent		6.50%				3.34%			3.56%
Without Sales Load [Member] | C000032183
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%				1.13%			1.56%
Without Sales Load [Member] | C000236944
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%
Without Sales Load [Member] | C000236945
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.17%	3.94%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.17%				1.16%			2.42%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)	1.85%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%		0.91%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%		(0.88%)
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.79%				16.71%			14.05%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.79%				16.71%			14.05%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.79%				16.71%			14.05%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%			(1.86%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		5.69%				(1.63%)			1.10%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%		0.91%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%			(0.14%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%		0.91%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)		1.71%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	6.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%				(0.24%)			1.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.99%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.99%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%	4.85%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%			2.04%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%			2.04%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		5.45%	4.10%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		5.45%				1.10%			2.12%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Average Annual Return, Percent		6.62%	7.03%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Average Annual Return, Percent		6.62%				0.46%			3.12%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Average Annual Return, Percent		6.62%		1.80%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent		12.76%				2.71%			4.12%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent		12.76%				2.71%			4.12%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent		12.76%				2.71%			4.12%
J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent		8.01%				3.17%			4.51%
J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent		8.01%				3.17%			4.51%
J.P Morgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent		13.06%				2.33%			3.13%
J.P Morgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent		13.06%		4.75%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		11.11%				14.24%			9.94%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		11.11%				14.24%			9.94%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		11.11%				14.24%			9.94%
Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Leveraged Loan Index
Average Annual Return, Percent		5.84%	7.75%
Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.84%				6.70%			0.00%
Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.84%				6.70%			0.00%
Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent		5.30%				0.52%			2.37%
Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent		5.30%			0.77%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return, Percent		5.07%				1.85%			1.99%
ICE BofA U.S. GNMA Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. GNMA Mortgage Backed Securities Index
Average Annual Return, Percent		6.97%				0.18%			1.48%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent		7.90%	9.22%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent		7.90%				4.88%			5.47%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent		7.90%		5.04%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.35%	4.83%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.35%				3.04%			2.12%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.35%			3.50%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.84%	4.92%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.84%				1.65%			1.73%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.84%		2.67%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%			2.04%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%		2.16%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%			2.04%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent		4.38%				3.04%			2.04%
ICE BofA 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year U.S. Treasury Index
Average Annual Return, Percent		5.29%				1.22%			1.71%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent	2.84%
ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 1-Month Treasury Bill Index
Average Annual Return, Percent	2.84%